Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability - USD ($)	3 Months Ended								10 Months Ended		12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	$ 14,162		$ 3,780		$ 44,550		$ 112,063	[1]	$ 175,851		$ 112,063	[1]
Fair value ending balance	6,696		14,162		35,478		44,550		112,063	[1]	3,780
Change in valuation inputs or other assumptions	(7,466)	[2]	10,382	[2]	(9,072)	[2]	(67,513)	[2]	(63,788)	[3]	(108,283)	[3]
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	655,625		175,000		2,062,500		5,188,125	[1]	8,141,250		5,188,125	[1]
Fair value ending balance	310,000		655,625		1,642,500		2,062,500		5,188,125	[1]	175,000
Change in valuation inputs or other assumptions	(345,625)	[2]	480,625	[2]	(420,000)	[2]	(3,125,625)	[2]	(2,953,125)	[3]	(5,013,125)	[3]
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	669,787		178,780		2,107,050		5,300,188	[1]	8,317,101		5,300,188	[1]
Fair value ending balance	316,696		669,787		1,677,978		2,107,050		5,300,188	[1]	178,780
Change in valuation inputs or other assumptions	(353,091)	[2]	491,007	[2]	(429,072)	[2]	(3,193,138)	[2]	(3,016,913)	[3]	(5,121,408)	[3]
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value beginning balance	2,763,872		2,504,214		1,959,196		2,006,525		1,933,236		2,006,525
Fair value ending balance	3,191,371		2,763,872		1,301,570		1,959,196		2,006,525		2,504,214
Change in valuation inputs or other assumptions	$ 427,499	[4]	$ 259,658	[4]	$ (657,626)	[4]	$ (47,329)	[4]	$ 73,289		$ 497,689

[1]	Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $7.1 million during the year ended December 31, 2021.
[2]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of warrant liability in the unaudited condensed consolidated statements of operations.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statements of operations.
[4]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of FPS liability in the unaudited condensed consolidated statements of operations.